UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Global Bond Fund

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADES - 33.6%
Financial Institutions - 16.8%
Banking - 12.1%
Bank of America Corp.
5.65%, 5/01/18 (a)(b)	US$	10,790	$10,854,028
Barclays Bank PLC
4.875%, 12/15/14 (a)(b)	EUR	3,540	2,017,519
5.45%, 9/12/12 (a)(b)	US$	1,180	1,194,999
6.00%, 1/23/18 (a)(b)	EUR	6,144	7,994,407
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	US$	13,525	12,875,611
7.625%, 12/07/09 (a)		3,735	3,809,730
Caisse Nationale des Caisses d’Epargne et de Prevoyance
4.75%, 2/01/16 (a)(b)	EUR	1,250	834,030
Capital One Financial Corp.
6.75%, 9/15/17 (a)	US$	6,016	5,826,941
Citigroup, Inc.
4.625%, 8/03/10 (a)		3,830	3,766,839
5.50%, 4/11/13 (a)		9,100	8,860,524
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (a)(b)	EUR	2,200	978,595
Deutsche Bank AG
5.96%, 10/12/10 (a)(b)	GBP	1,150	1,684,482
The Goldman Sachs Group, Inc.
7.35%, 10/01/09 (a)	US$	3,690	3,732,811
HBOS Capital Funding LP
4.939%, 5/23/16 (a)(b)	EUR	3,544	2,124,852
HBOS PLC
6.05%, 11/23/11 (a)(b)		2,760	2,250,318
HSBC Holdings PLC
6.50%, 9/15/37 (a)(b)	US$	11,272	11,447,674
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)		8,340	7,684,351
JPMorgan Chase & Co.
4.625%, 1/31/11 (a)(b)	EUR	1,400	1,922,065
JPMorgan Chase Bank NA
4.625%, 5/31/17 (a)(c)		950	1,123,151
Lloyds TSB Bank PLC
6.35%, 2/25/13 (a)(b)		2,076	2,054,422
Lloyds TSB Group PLC
6.267%, 11/14/16 (a)(b)(d)	US$	8,999	3,315,493

Manufacturers & Traders Trust
6.625%, 12/04/17 (a)		9,586	8,919,044
Merrill Lynch & Co., Inc.
5.70%, 5/02/17 (a)		8,855	7,845,140
6.05%, 5/16/16 (a)		7,398	6,920,622
Mizuho Capital Investment EUR 1 Ltd.
5.02%, 6/30/11 (b)	EUR	6,450	5,678,145
Mizuho Financial Group Cayman Ltd.
4.75%, 4/15/14 (a)(b)(d)		2,765	3,822,418
Morgan Stanley
3.75%, 3/01/13 (a)(b)		4,553	4,802,361
10.09%, 5/03/17 (a)(b)(d)	BRL	13,035	3,465,566
National Australia Bank Ltd.
Series GMTN
5.50%, 5/20/15	EUR	5,750	7,823,253
National City Bank/Cleveland OH
5.80%, 6/07/17 (a)(b)	US$	4,925	4,184,580
Nationwide Building Society
3.125%, 1/26/10 (a)(b)	EUR	2,600	3,493,389
NB Capital Trust IV
8.25%, 4/15/27 (a)(b)	US$	4,509	3,730,057
RBS Capital Trust A
6.467%, 6/30/12 (a)(b)	EUR	2,770	1,771,202
Resona Bank Ltd.
4.125%, 9/27/12 (a)(b)(d)		7,815	5,795,539
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(c)	US$	7,768	3,755,424
Santander Perpetual SA Unipersonal
4.375%, 12/10/14 (a)(b)	EUR	6,834	6,805,515
Societe Generale
6.999%, 12/19/17 (a)(b)		3,000	2,719,663
Sovereign Bank
5.125%, 3/15/13 (a)(b)	US$	7,781	6,518,898
Sumitomo Mitsui Banking Corp.
4.375%, 10/15/15 (a)(b)(d)	EUR	3,149	2,470,092
5.625%, 10/15/15 (a)(b)(d)	US$	2,170	1,607,041
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)		8,481	5,123,762
Union Bank of California
Series BKNT
5.95%, 5/11/16 (a)		8,694	6,977,831
US Bank NA
6.30%, 2/04/14 (a)		4,585	4,747,978
Wachovia Bank NA
4.875%, 2/01/15 (a)		4,080	3,906,196
Wachovia Corp.
Series MTN
5.50%, 5/01/13 (a)		2,955	2,922,025
Wells Fargo & Co.
4.20%, 1/15/10 (a)(b)		3,845	3,856,935
4.375%, 1/31/13 (a)(b)		1,475	1,444,344

Western Financial Bank
9.625%, 5/15/12 (a)(b)		3,179	3,131,983

			220,591,845

Finance - 2.2%
CIT Group, Inc.
5.00%, 2/01/15 (a)		10,860	7,645,440
Series MTN
5.125%, 9/30/14 (a)		5,665	4,043,314
General Electric Capital Corp.
5.625%, 5/01/18 (a)(b)		9,933	10,005,004
HSBC Finance Corp.
5.25%, 1/15/14 (a)(b)		4,940	4,682,068
SLM Corp.
5.05%, 11/14/14 (a)		11,588	7,711,687
Series MTNA
5.375%, 5/15/14 (a)		7,340	4,953,575
VTB Capital SA
6.875%, 5/29/18 (a)(d)		2,936	1,923,080

			40,964,168

Insurance - 2.2%
Aegon NV
4.75%, 6/01/13 (a)(b)		1,460	1,246,901
Aetna, Inc.
6.75%, 12/15/37 (a)(b)		12,500	10,530,213
The Allstate Corp.
6.125%, 5/15/37 (a)(c)		15,215	8,836,918
American International Group, Inc.
4.25%, 5/15/13 (a)		9,460	6,971,897
6.25%, 3/15/37 (a)(b)		9,015	3,369,555
Genworth Financial, Inc.
4.95%, 10/01/15 (a)(b)		7,020	2,663,114
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(d)		5,310	3,432,591
Pacific Life Funding LLC
5.50%, 5/14/09 (a)(b)	EUR	405	563,702
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13 (a)	US$	2,580	2,095,610

			39,710,501

Other Finance - 0.2%
Aiful Corp.
6.00%, 12/12/11 (a)(d)		3,728	1,509,981
Red Arrow International Leasing PLC
8.375%, 6/30/12 (a)	RUB	92,647	1,395,705

			2,905,686

REITS - 0.1%
ERP Operating LP
5.25%, 9/15/14 (a)(b)	US$	2,115	1,413,057

			305,585,257

Industrial - 15.8%
Basic - 3.8%
Alcoa, Inc.
5.55%, 2/01/17 (a)		10,381	8,169,432
ArcelorMittal
5.375%, 6/01/13 (a)		11,145	8,404,957
The Dow Chemical Co.
7.375%, 11/01/29 (a)		1,745	1,643,401
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)		3,790	3,107,800
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(d)		2,362	1,981,387
International Paper Co.
7.95%, 6/15/18 (a)		2,550	2,015,418
PPG Industries, Inc.
6.65%, 3/15/18 (a)(b)		10,654	10,494,787
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13 (a)(b)		11,230	8,944,841
United States Steel Corp.
6.05%, 6/01/17 (a)		8,280	5,413,613
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		15,405	13,983,118
Weyerhaeuser Co.
7.375%, 3/15/32 (a)(b)		8,345	5,417,991

			69,576,745

Capital Goods - 1.2%
Caterpillar Financial Services Corp.
6.20%, 9/30/13 (a)		10,917	11,254,521
Masco Corp.
6.125%, 10/03/16 (a)		4,765	3,270,463
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)		10,340	7,832,684

			22,357,668

Communications - Media - 1.3%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(d)		3,905	3,286,932
5.75%, 10/20/17 (a)(b)(d)	GBP	3,977	4,816,271
CBS Corp.
5.625%, 8/15/12 (a)(b)	US$	2,225	1,831,200
6.625%, 5/15/11 (a)(b)		1,875	1,661,591
Time Warner Cable, Inc.
8.25%, 2/14/14 (a)(b)		6,030	6,117,230
YPG Holdings, Inc.
5.25%, 2/15/16 (a)	CAD	7,840	5,643,466

			23,356,690

Communications - Telecommunications - 1.9%
AT&T Corp.
8.00%, 11/15/31 (a)	US$	6,601	8,291,747
AT&T, Inc.
5.60%, 5/15/18 (a)(b)		5,475	5,574,338
Embarq Corp.
7.082%, 6/01/16 (a)		16,674	12,838,980

Qwest Corp.
7.625%, 6/15/15 (a)		3,715	3,046,300
Telecom Italia Capital SA
5.25%, 11/15/13 (a)(b)		3,389	2,584,113
Verizon Communications, Inc.
5.25%, 4/15/13 (a)		2,825	2,835,806

			35,171,284

Consumer Cyclical - Automotive - 0.4%
BMW US Capital LLC
5.00%, 5/28/15 (a)(b)	EUR	6,000	7,317,371

Consumer Cyclical - Other - 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	US$	8,000	5,520,000
7.375%, 11/15/15 (a)		3,830	2,298,000
Wyndham Worldwide Corp.
6.00%, 12/01/16 (a)		13,793	5,559,793

			13,377,793

Consumer Cyclical - Retailers - 0.2%
Marks & Spencer PLC
5.625%, 3/24/14 (a)(b)	GBP	3,458	4,261,894

Consumer Non-Cyclical - 2.0%
Baxter International, Inc.
5.375%, 6/01/18 (a)(b)	US$	7,370	7,704,333
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14 (a)(b)		3,965	3,888,602
Kraft Foods, Inc.
6.125%, 8/23/18 (a)(b)		10,240	10,095,350
McKesson Corp.
5.25%, 3/01/13 (a)(b)		7,605	7,056,847
Reynolds American, Inc.
7.625%, 6/01/16 (a)		3,370	2,806,580
Wyeth
5.50%, 2/01/14 (a)		3,805	3,865,073

			35,416,785

Energy - 2.2%
Apache Corp.
6.90%, 9/15/18 (a)		2,950	3,194,596
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)		1,245	1,153,912
Gaz Capital SA
6.212%, 11/22/16 (a)(b)(d)		21,783	14,153,178
6.51%, 3/07/22 (a)(b)(d)		1,705	1,007,723
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)(b)(d)		6,980	4,397,400
7.70%, 8/07/13 (a)(b)(d)		8,497	6,270,676
8.70%, 8/07/18 (a)(b)(d)		1,778	1,137,920
Weatherford International Ltd.
5.15%, 3/15/13 (a)		1,640	1,444,136
6.00%, 3/15/18 (a)		6,250	5,248,494

			38,008,035

Other Industrial - 0.2%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(d)		3,526	3,102,880

Services - 0.5%
The Western Union Co.
5.93%, 10/01/16 (a)(b)		9,665	8,259,864

Technology - 1.0%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)		1,975	2,046,554
Motorola, Inc.
6.50%, 9/01/25 (a)		12,010	5,944,314
Oracle Corp.
5.75%, 4/15/18 (a)(b)		8,987	9,400,114

			17,390,982

Transportation - Airlines - 0.3%
Southwest Airlines Co.
Series 07-1
6.15%, 8/01/22 (a)(b)		8,082	5,980,652

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)		1,675	1,477,253

			285,055,896

Utility - 1.0%
Electric - 0.2%
Nisource Finance Corp.
6.80%, 1/15/19 (a)		7,790	4,897,986

Natural Gas - 0.3%
Williams Cos, Inc.
7.875%, 9/01/21 (a)		5,200	3,978,000
8.125%, 3/15/12 (a)(b)		1,460	1,345,025

			5,323,025

Other Utility - 0.5%
Veolia Environnement
5.25%, 6/03/13 (a)(b)		9,375	8,694,169

			18,915,180

Total Corporates - Investment Grades (cost $764,605,590)			609,556,333

GOVERNMENTS - TREASURIES - 30.8%
Belgium - 2.9%
Belgium Government Bond
Series 48
4.00%, 3/28/22 (a)(b)	EUR	38,000	53,298,512

Brazil - 2.7%
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	25,184	9,638,388
12.50%, 1/05/16 (a)		42,572	19,122,714
12.50%, 1/05/22 (a)(b)		45,005	20,601,560

			49,362,662

Colombia - 0.6%
Republic of Colombia
12.00%, 10/22/15 (a)	COP	21,361,000	10,445,096

France - 6.2%
France Government Bond OAT
3.75%, 4/25/21 (a)(b)	EUR	11,055	15,469,716
5.75%, 10/25/32 (a)(b)		54,960	97,352,885

			112,822,601

Germany - 1.7%
Bundesrepublik Deutschland
Series 97
6.50%, 7/04/27 (a)(b)		15,900	30,077,449

Japan - 4.1%
Government of Japan Ten Year Bond
Series 288
1.70%, 9/20/17 (a)(b)	JPY	6,266,050	73,361,932

Netherlands - 5.1%
Netherlands Government Bond
4.50%, 7/15/17 (a)(b)	EUR	35,637	53,125,233
7.50%, 1/15/23 (a)(b)		20,000	39,125,459

			92,250,692

Peru - 0.5%
Peru Bono Soberano
9.91%, 5/05/15 (a)(b)	PEN	27,358	9,808,708

United Kingdom - 7.0%
United Kingdom Gilt
4.50%, 3/07/13 (a)(b)	GBP	29,000	45,101,044
5.00%, 3/07/18 (a)(b)		49,407	82,225,755

			127,326,799

Total Governments - Treasuries (cost $543,117,610)			558,754,451

MORTGAGE PASS-THRU’S - 25.5%
Agency Fixed Rate 30-Year - 25.5%
Federal National Mortgage Association
4.50%, TBA (b)	US$	130,000	131,746,940
5.50%, TBA (b)		323,035	331,110,875

Total Mortgage Pass-Thru’s (cost $457,227,610)			462,857,815

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
Non-Agency Fixed Rate CMBS - 8.1%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51 (a)		13,875	10,151,784
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class A4
5.537%, 10/12/41 (a)		10,225	8,559,537
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46 (a)		2,585	1,886,687

Series 2007-C9, Class A4
5.816%, 12/10/49 (a)	11,682	8,423,422
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	10,910	8,465,336
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36 (a)	9,000	7,613,359
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39 (a)	6,275	4,946,326
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A4
5.179%, 12/15/44 (a)	8,530	6,836,195
Series 2006-CB16, Class A4
5.552%, 5/12/45 (a)	7,160	5,528,096
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	17,020	12,918,430
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)	5,614	3,921,160
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	5,456	4,280,264
Series 2007-C1, Class A4
5.424%, 2/15/40 (a)	11,490	8,524,333
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51 (a)	6,460	4,784,520
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46 (a)	10,660	8,387,753
Series 2007-9, Class A4
5.70%, 9/12/49 (a)	5,650	4,000,623
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.989%, 8/13/42 (a)	11,200	9,150,128
Series 2006-IQ12, Class A4
5.332%, 12/15/43 (a)	10,000	7,523,024
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	8,110	5,947,986
Series 2007-IQ15, Class A4
5.881%, 6/11/49 (a)	2,624	1,944,052
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A2
5.736%, 6/15/49 (a)	16,425	12,845,864

Total Commercial Mortgage-Backed Securities (cost $184,692,107)		146,638,879

SUPRANATIONALS - 5.8%
European Investment Bank
Series INTL
1.40%, 6/20/17 (a)(b) (cost $93,872,277)	JPY	9,803,000	105,408,582

GOVERNMENTS - SOVEREIGN AGENCIES - 5.4%
Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
1.35%, 1/20/14 (a)(b)		1,000,000	11,027,601

Japan - 4.8%
Development Bank of Japan
Series INTL
1.75%, 3/17/17 (a)(b)		3,000,000	33,742,967
Japan Finance Org for Municipal Enterprises
2.00%, 5/09/16 (a)(b)		4,590,000	52,883,433

			86,626,400

Total Governments - Sovereign Agencies (cost $86,663,560)			97,654,001

BANK LOANS - 3.5%
Industrial - 3.1%
Basic - 0.5%
Aleris International, Inc.
2.563%, 12/19/13 (b)	US$	744	285,627
Dealer Computer Services, Inc.
2.46%, 10/26/12 (b)		1,874	862,211
Dresser, Inc.
2.71%-4.49%, 5/04/14 (b)		1,977	1,232,014
Georgia-Pacific Corp.
2.58%-4.19%, 12/20/12 (b)		1,776	1,451,671
Graphic Packaging Holding Co.
3.21%-7.50%, 5/16/14 (b)		2,463	1,838,063
Hexion Specialty
3.75%, 5/05/13 (b)		263	107,924
6.19%, 5/05/13 (b)		1,215	498,098
Huntsman International LLC
2.22%, 4/21/14 (b)		2,000	1,232,000
Lyondellbasell
7.00%, 12/22/14 (b)		1,389	625,271
Newpage Corp.
5.31%, 12/22/14 (b)		1,489	945,338

			9,078,217

Capital Goods - 0.1%
Clarke American Corp.
2.96%-6.38%, 6/30/14 (b)		1,489	744,333
Graham Packaging
2.75%-6.31%, 10/07/11 (b)		1,980	1,429,451
Manitowoc Co., Inc.
6.50%, 8/25/14 (b)		525	369,075

			2,542,859

Communications - Media - 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.96%, 7/03/14 (b)	2,229	1,441,092
Charter Communications Operating LLC
4.16%-5.47%, 3/06/14 (b)	2,972	2,170,744
CSC Holdings, Inc. (Cablevision)
2.94%, 3/29/13 (b)	1,485	1,250,887
Getty Images, Inc.
8.05%, 7/02/15 (b)	1,043	931,268
IDEARC, Inc. (Verizon)
2.47%-3.46%, 11/17/14 (b)	1,985	602,529
Metro-Goldwyn Mayer
3.71%-4.71%, 4/09/12 (b)	1,489	615,250
Univision Communications, Inc.
2.71%, 9/29/14 (b)	1,500	612,090
Wide Open West Finance LLC
3.97%-5.97%, 6/30/14 (b)	2,000	1,000,000

		8,623,860

Communications - Telecommunications - 0.4%
Alltel Corp.
4.371%, 5/15/15 (b)	3,219	3,166,166
Dex Media West LLC
7.00%-7.42%, 10/24/14 (b)	2,000	825,000
Level 3 Communications
7.00%, 3/13/14 (b)	2,000	1,256,660
Telesat Canada
3.47%-6.52%, 10/31/14 (b)	1,828	1,235,037
4.46%, 10/31/14 (b)	157	106,074

		6,588,937

Consumer Cyclical - Automotive - 0.1%
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (b)	1,019	528,841
Ford Motor Co.
5.00%, 12/15/13 (b)	2,481	994,464
Lear Corp.
2.96%-4.75%, 4/25/12 (b)	994	450,585

		1,973,890

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
4.46%-6.54%, 1/28/15 (b)	2,978	1,734,706
Penn National Gaming, Inc.
2.21%-5.29%, 10/03/12 (b)	1,340	1,094,466

		2,829,172

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.00%-5.27%, 9/05/13 (b)	1,795	1,597,140
Rite Aid Corp.
2.22%-3.63%, 6/04/14 (b)	993	555,800

		2,152,940

Consumer Non-Cyclical - 0.8%
Amscan Holdings, Inc.
3.716%-4.422%, 5/27/13 (b)		1,489	967,614
Aramark Corp.
2.038%, 1/26/14 (b)	GBP	90	73,858
3.334%, 1/26/14 (b)		1,410	1,162,577
Carestream Health, Inc.
5.42%, 4/30/13 (b)	US$	2,388	1,432,619
CHS/Community Health Systems, Inc.
3.40%, 7/25/14 (b)(e)		97	75,756
4.44%-4.45%, 7/25/14 (b)		1,903	1,481,244
Constellation Brands, Inc.
2.94%-3.69%, 6/05/13 (b)		3,495	3,086,273
HCA, Inc.
3.71%, 11/18/13 (b)		2,475	1,930,996
HCR Healthcare, LLC
2.96%-3.46%, 12/22/14 (b)		497	340,552
Health Management Associates
3.21%, 2/28/14 (b)		1,931	1,195,421
Mylan Laboratories, Inc.
3.75%-6.75%, 10/02/14 (b)		1,474	1,240,960
Wrigley Jr Company
7.75%, 10/06/14 (b)		900	859,500

			13,847,370

Energy - 0.1%
Ashmore Energy International
0.361%, 3/30/12 (b)		287	176,522
4.459%, 3/30/14 (b)		2,134	1,312,228

			1,488,750

Services - 0.1%
First Data Corp.
3.21%, 9/24/14 (b)		1,480	946,444
Sabre, Inc.
3.89%-5.42%, 9/30/14 (b)		2,500	1,058,925
West Corp.
2.84%-4.27%, 10/24/13 (b)		1,489	913,651

			2,919,020

Technology - 0.3%
Asurion Corp.
4.83%-5.71%, 7/03/14 (b)		2,000	1,343,760
Celanese US Holdings LLC
5.55%, 4/02/14 (b)		1,492	1,019,818
Freescale Semiconductor, Inc.
3.93%, 11/29/13 (b)		1,555	904,900
Sungard Data Systems, Inc.
3.58%-4.14%, 2/28/14 (b)		2,229	1,491,949

			4,760,427

			56,805,442

Utility - 0.4%
Electric - 0.4%
Boston Generating LLC
1.334%, 12/20/13 (b)		167	98,273
2.711%, 12/20/13 (b)		578	340,087
Calpine Corp.
4.335%, 3/29/14 (b)		1,489	1,093,675
FirstLight Power Resources, Inc.
1.35%, 11/01/13 (b)		109	78,774
4.125%, 11/01/13 (b)		849	611,381
5.97%, 5/01/14 (b)		1,750	875,000
Northeast Biofuels LLC
8.25%, 6/28/13 (b)		40	15,527
8.25%, 6/28/13 (b)		960	374,473
NRG Energy, Inc.
1.96%-2.96%, 2/01/13 (b)		991	863,553
Texas Competitive Electric Holdings Company LLC
3.96%-5.89%, 10/10/14 (b)		2,475	1,705,652

			6,056,395

Total Bank Loans (cost $89,291,070)			62,861,837

QUASI-SOVEREIGNS - 3.3%
Chile - 0.3%
Corp. Nacional del Cobre de Chile - CODELCO
6.15%, 10/24/36 (a)(b)(d)		6,110	5,351,419

Kazakhstan - 0.8%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(d)		10,885	8,490,300
9.125%, 7/02/18 (a)(b)(d)		11,100	7,215,000

			15,705,300

Russia - 2.2%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10 (a)(b)	RUB	400,000	9,629,605
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(d)	US$	13,127	7,482,390
7.125%, 1/14/14 (a)(b)(d)		13,552	9,079,840
7.175%, 5/16/13 (a)(b)(d)		330	240,504
7.75%, 5/29/18 (a)(d)		19,422	12,527,190
7.75%, 5/29/18 (a)(b)(d)		696	466,320

			39,425,849

Total Quasi-Sovereigns (cost $82,348,553)			60,482,568

CORPORATES - NON-INVESTMENT GRADES - 3.3%
Industrial - 2.5%
Basic - 0.5%
Evraz Group SA
8.875%, 4/24/13 (a)(d)		3,468	1,803,360

Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(d)	5,485	2,907,050
Vedanta Resources PLC
8.75%, 1/15/14 (a)(d)	8,139	4,883,400

		9,593,810

Capital Goods - 0.4%
Owens Corning, Inc.
6.50%, 12/01/16 (a)(b)	9,619	6,966,147

Communications - Telecommunications - 0.7%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)	4,085	1,736,125
Sprint Capital Corp.
6.875%, 11/15/28 (a)	7,150	4,254,250
8.75%, 3/15/32 (a)	3,971	2,680,425
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)(d)	5,450	3,542,500

		12,213,300

Consumer Cyclical - Other - 0.5%
Centex Corp.
7.50%, 1/15/12 (a)(b)	7,451	6,035,310
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	4,100	3,095,500

		9,130,810

Consumer Cyclical - Retailers - 0.3%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	5,968	3,621,436
7.60%, 7/15/37 (a)(b)	4,675	2,425,596

		6,047,032

Other Industrial - 0.1%
Noble Group Ltd.
8.50%, 5/30/13 (a)(d)	1,767	1,219,230

		45,170,329

Utility - 0.6%
Electric - 0.6%
Edison Mission Energy
7.00%, 5/15/17 (a)	4,275	3,719,250
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17 (a)	8,240	7,622,000

		11,341,250

Financial Institutions - 0.2%
Banking - 0.1%
CenterCredit International
8.625%, 1/30/14 (a)(d)	2,490	896,400

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(d)	5,195	2,331,266

		3,227,666

Total Corporates - Non-Investment Grades (cost $87,249,743)		59,739,245

COVERED BONDS - 2.2%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (a)(b)	EUR	16,000	20,026,195
HBOS Treasury Services PLC
4.75%, 6/08/22 (a)(b)		16,000	20,178,655

Total Covered Bonds (cost $40,101,387)			40,204,850

EMERGING MARKETS - TREASURIES - 1.7%
Sovereign - 0.5%
Turkey - 0.5%
Turkey Government Bond
Zero Coupon, 2/04/09 (a)	TRY	4,461	2,846,828
Zero Coupon, 5/06/09 (a)		11,880	7,293,943

			10,140,771

Treasuries - 1.2%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	5,288,000	2,339,172
Turkey Government Bond
16.00%, 3/07/12 (a)	TRY	30,083	19,119,509

			21,458,681

Total Emerging Markets - Treasuries (cost $34,643,475)			31,599,452

EMERGING MARKETS - SOVEREIGNS - 1.4%
Colombia - 0.6%
Republic of Colombia
11.75%, 2/25/20 (a)(b)	US$	8,228	11,025,520

Indonesia - 0.6%
Republic of Indonesia
7.75%, 1/17/38 (a)(d)		5,568	4,565,760
12.90%, 6/17/22 (a)(b)	IDR	70,203,600	6,650,908

			11,216,668

Turkey - 0.2%
Republic of Turkey
6.875%, 3/17/36 (a)(b)	US$	3,780	3,137,400

Total Emerging Markets - Sovereigns (cost $24,820,719)			25,379,588

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Russia - 0.4%
Russian Federation
7.50%, 3/31/30 (a)(d) (cost $10,849,214)		10,094	8,062,078

CMOS - 0.3%
Non-Agency ARMS - 0.3%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.149%, 12/25/35 (a) (cost $6,120,899)		6,581	5,120,474

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(b)(d) (cost $2,411,645)	COP	5,550,000	2,006,025

	Shares
PREFERRED STOCKS - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (a)(c) (cost $2,673,750)		106,950	85,560

Total Investments - 125.4% (cost $2,510,689,209)			2,276,411,738
Other assets less liabilities - (25.4)%			(461,549,288)

Net Assets - 100.0%			$1,814,862,450

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-Bobl Future*	315,000	March 2009	$50,490,300	$50,884,379	$(394,079)
Euro-Bobl Future*	58,000	March 2009	9,297,029	9,369,187	(72,158)
Euro-Bobl Future*	1,337,000	March 2009	214,321,857	215,975,919	(1,654,062)
Euro-Bobl Future*	46,000	March 2009	7,374,465	7,430,734	(56,269)
US 5 Yr Treasury Note	338,000	March 2009	39,168,390	40,240,484	(1,072,094)
US 5 Yr Treasury Note	469,000	March 2009	54,352,703	55,836,648	(1,483,945)
US Treasury Bond Future	703,000	March 2009	87,594,898	97,046,953	(9,452,055)

					$(14,184,662)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar
settling 1/15/09	10,624	$13,359,224	$14,761,086	$1,401,862
Canadian Dollar
settling 1/15/09	2,678	3,452,413	3,718,361	265,948
Canadian Dollar
settling 1/15/09	3,124	4,175,086	4,336,200	161,114
Canadian Dollar
settling 1/15/09	2,622	3,658,909	3,639,744	(19,165)
Euro Dollar
settling 1/15/09	1,138,226	12,382,785	12,564,181	181,396
Euro Dollar
settling 1/15/09	1,585,036	17,723,962	17,496,252	(227,710)
Euro Dollar
settling 1/15/09	377,794	27,742,250	26,944,789	(797,461)
Euro Dollar
settling 1/15/09	916	132,266	130,396	(1,870)
Euro Dollar
settling 1/15/09	16,618	9,855,888	9,700,793	(155,095)
Euro Dollar
settling 3/16/09	22,443	13,390,427	13,101,468	(288,959)
Euro Dollar
settling 3/16/09	4,352	2,401,260	2,540,502	139,242
Swiss Franc
settling 1/15/09	18,723	26,381,910	25,991,179	(390,731)
Sale Contracts:
Australian Dollar
settling 1/15/09	7,231	5,901,847	5,856,117	45,730
Australian Dollar
settling 1/15/09	117,292	146,753,906	162,970,142	(16,216,236)
Australian Dollar
settling 1/15/09	146,149	184,535,136	202,888,601	(18,353,465)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Australian Dollar
settling 1/15/09	4,469	$6,360,487	$6,204,421	$156,066
Australian Dollar
settling 1/15/09	56,546	73,284,757	78,445,826	(5,161,069)
Euro Dollar
settling 1/15/09	2,054,383	22,106,774	22,677,081	(570,307)
Euro Dollar
settling 1/15/09	336,527	3,761,592	3,714,718	46,874
Euro Dollar
settling 1/15/09	8,050,580	87,060,593	88,901,803	(1,841,210)
Euro Dollar
settling 1/15/09	43,242	23,033,297	25,242,890	(2,209,593)
Euro Dollar
settling 1/15/09	171	92,718	99,872	(7,154)
Swiss Franc
settling 1/15/09	80,456	122,791,763	115,525,202	7,266,561
Swiss Franc
settling 1/15/09	1,645	2,469,089	2,362,288	106,801
Swiss Franc
settling 1/15/09	10,660,520	110,311,667	117,606,863	(7,295,196)
Swiss Franc
settling 1/15/09	6,564,941	70,214,705	72,466,402	(2,251,697)
Swiss Franc
settling 3/16/09	15,747	24,159,950	22,611,203	1,548,747
Turkish Lira
settling 1/15/09	16,328	10,125,618	10,444,215	(318,597)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,772,039,533.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(c)	Variable rate coupon, rate shown as of December 31, 2008.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $150,566,200 or 8.3% of net assets.

(e)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $50,504 and $(14,369), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
*	Medium-term debt security issued by the German Government.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
OJSC	-	Open Joint Stock Company
REITs	-	Real Estate Investment Trusts
TBA	-	To Be Announced

Country Breakdown *

December 31, 2008 (unaudited)

Summary

49.7%	United States
10.0%	United Kingdom
8.0%	Japan
5.5%	France
4.6%	Supranational
4.1%	Netherlands
3.8%	Russia
3.0%	Brazil
2.3%	Belgium
2.3%	Germany
1.4%	Turkey
1.1%	Colombia
0.7%	Australia
0.7%	Kazakhstan
2.8%	Other

100.0%	Total Investments

*	All data are as of December 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Canada, Chile, India, Indonesia, Italy, Luxembourg, Peru, Spain and Switzerland.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$(14,184,662)
Level 2		1,826,893,855	†	(44,785,174)
Level 3		449,517,883		– 0	–

Total		$2,276,411,738		$(58,969,836)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 9/30/2008	$290,264,475	$	– 0	–
Accrued discounts /premiums	432,053		– 0	–
Realized gain (loss)	(9,805,283)		– 0	–*
Change in unrealized appreciation/depreciation	(13,933,849)		– 0	–
Net purchases (sales)	73,952,030		– 0	–
Net transfers in and/or out of Level 3	108,608,457		– 0	–

Balance as of 12/31/2008	$449,517,883	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(16,284,872)	$	– 0	–

*	The realized gain (loss) recognized during the period ended 12/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 20, 2009

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